Label	Element	Value
Risk/Return:	oef_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2025
Registrant Name	dei_EntityRegistrantName	MFS® SERIES TRUST IV
Entity Central Index Key	dei_EntityCentralIndexKey	0000063068
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 29, 2025
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2025
Entity Investment Company Type	dei_EntityInvCompanyType	N-1A
Prospectus Date	oef_ProspectusDate	Dec. 29, 2025
MFS Blended Research Emerging Markets Equity Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKAX
MFS Blended Research Emerging Markets Equity Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKBX
MFS Blended Research Emerging Markets Equity Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKCX
MFS Blended Research Emerging Markets Equity Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKIX
MFS Blended Research Emerging Markets Equity Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKRX
MFS Blended Research Emerging Markets Equity Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKSX
MFS Blended Research Emerging Markets Equity Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKTX
MFS Blended Research Emerging Markets Equity Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKUX
MFS Blended Research Emerging Markets Equity Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRKVX
MFS Blended Research International Equity Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXAX
MFS Blended Research International Equity Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXBX
MFS Blended Research International Equity Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXCX
MFS Blended Research International Equity Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXIX
MFS Blended Research International Equity Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXRX
MFS Blended Research International Equity Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXSX
MFS Blended Research International Equity Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXTX
MFS Blended Research International Equity Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXUX
MFS Blended Research International Equity Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BRXVX
MFS Global New Discovery Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNAX
MFS Global New Discovery Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNBX
MFS Global New Discovery Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNCX
MFS Global New Discovery Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNIX
MFS Global New Discovery Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNJX
MFS Global New Discovery Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNKX
MFS Global New Discovery Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNLX
MFS Global New Discovery Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNMX
MFS Global New Discovery Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLNNX
MFS Mid Cap Growth Fund | Class A
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCAX
MFS Mid Cap Growth Fund | Class B
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCBX
MFS Mid Cap Growth Fund | Class C
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCCX
MFS Mid Cap Growth Fund | Class I
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCIX
MFS Mid Cap Growth Fund | Class R1
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCGX
MFS Mid Cap Growth Fund | Class R2
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCPRX
MFS Mid Cap Growth Fund | Class R3
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCHX
MFS Mid Cap Growth Fund | Class R4
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCJX
MFS Mid Cap Growth Fund | Class R6
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	OTCKX
MFS U.S. Government Money Market Fund | MFS U.S.Government Money Market Fund
Risk/Return:	oef_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	MCMXX